Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Investment properties	$ 72,610	$ 75,511
Equity accounted investments	19,719	20,764
Property, plant and equipment	5,235	7,278
Goodwill	1,080	1,041
Intangible assets	982	1,162
Other non-current assets	3,177	2,326
Loans and notes receivable	139	272
Total non-current assets	102,942	108,354
Current assets
Loans and notes receivable	77	57
Accounts receivable and other	1,871	1,407
Cash and cash equivalents	2,473	1,438
Total current assets	4,421	2,902
Assets held for sale	588	387
Total assets	107,951	111,643
Non-current liabilities
Debt obligations	41,263	46,565
Non-current	2,384	3,000
Other non-current liabilities	1,703	2,162
Deferred tax liabilities	2,858	2,515
Total non-current liabilities	48,208	54,242
Current liabilities
Debt obligations	13,074	8,825
Current	649	75
Accounts payable and other liabilities	4,101	3,426
Total current liabilities	17,824	12,326
Liabilities associated with assets held for sale	396	140
Total liabilities	66,428	66,708
Equity
Limited partners	11,709	13,274
General partner	4	4
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	12,249	13,200
Limited partnership units of Brookfield Office Properties Exchange LP	73	87
FV LTIP units of the Operating Partnership	52	35
Class A shares of Brookfield Property REIT Inc. (“BPYU”)	1,050	1,930
Interests of others in operating subsidiaries and properties	15,687	15,985
Total equity	41,523	44,935
Total liabilities and equity	107,951	111,643
Preference shares
Equity
Preferred equity	$ 699	$ 420